Note 10. Future Minimum Lease Payments (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Text Block [Abstract]
Ground rents		$ 366,987	$ 114,587	$ 0	$ 56,146
Contingent rents included in ground rents	$ 2,134	$ 36,989	$ 1,733	$ 0